Fair Value Measurements (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Number of warrants outstanding	8,050,000	8,050,000
Weighted-average exercise price	$ 11.5	$ 11.5